Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Trade accounts receivable	$ 3,767,008	$ 3,540,696	$ 2,458,044
Less: allowance for doubtful accounts	(14,459)	(23,064)	(28,594)
Accounts receivable, net	$ 3,752,549	$ 3,517,632	$ 2,429,450